Common Stock (Table)	3 Months Ended
Mar. 31, 2022
Rigetti Computing, Inc [Member]
Class of Stock [Line Items]
Summary of Conversions of Stock
As of March 31, 2022, the Company has reserved the following shares of common stock for issuance upon the conversion, exercise or vesting of the underlying instruments:

Common Stock
Common Stock Warrants	19,354,087
Stock-Based Awards - Options Outstanding	10,114,849
Stock-Based Awards - RSUs Outstanding	9,077,015

Total	38,545,951